Investments (excluding Consolidated Investment Entities) - Loans by Loan to Value (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Loans by Loan to Value Ratio [Line Items]
Benchmark loan to value ratio, greater than indicates unpaid loan amount exceeds underlying collateral	100.00%		100.00%
Total Commercial mortgage loans	$ 8,953.3	[1]	$ 8,666.2	[1]	$ 8,695.5	[1]
0% - 50%
Schedule of Loans by Loan to Value Ratio [Line Items]
Loan to Value Ratio, minimum	0.00%		0.00%		0.00%
Loan to Value Ratio, maximum	50.00%		50.00%		50.00%
Commercial mortgage loans	1,913.7	[1]	1,987.9	[1]	2,535.2	[1]
50% - 60%
Schedule of Loans by Loan to Value Ratio [Line Items]
Loan to Value Ratio, minimum	50.00%		50.00%		50.00%
Loan to Value Ratio, maximum	60.00%		60.00%		60.00%
Commercial mortgage loans	2,437.7	[1]	2,425.2	[1]	2,479.4	[1]
60% - 70%
Schedule of Loans by Loan to Value Ratio [Line Items]
Loan to Value Ratio, minimum	60.00%		60.00%		60.00%
Loan to Value Ratio, maximum	70.00%		70.00%		70.00%
Commercial mortgage loans	4,136.2	[1]	3,736.1	[1]	2,991.9	[1]
70% - 80%
Schedule of Loans by Loan to Value Ratio [Line Items]
Loan to Value Ratio, minimum	70.00%		70.00%		70.00%
Loan to Value Ratio, maximum	80.00%		80.00%		80.00%
Commercial mortgage loans	431.3	[1]	481.7	[1]	621.2	[1]
80% and above
Schedule of Loans by Loan to Value Ratio [Line Items]
Loan to Value Ratio, minimum	80.00%		80.00%		80.00%
Commercial mortgage loans	$ 34.4	[1]	$ 35.3	[1]	$ 67.8	[1]

[1]	Balances do not include allowance for mortgage loan credit losses.